NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

1.	The section “Fund Summaries—Nuveen NWQ Multi-Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.26%	0.27%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.22%	1.98%	1.47%	0.97%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.07)%	(0.08)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen NWQ Multi-Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$931	$611	$456	$300	$931	$611	$456	$300
5 Years	$1,198	$1,058	$794	$527	$1,198	$1,058	$794	$527
10 Years	$1,960	$2,298	$1,749	$1,181	$1,960	$2,298	$1,749	$1,181

3.	The section “Fund Summaries—Nuveen NWQ Large-Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.12%	1.87%	1.37%	0.87%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees have been restated to reflect current contractual fees.

4.	The section “Fund Summaries—Nuveen NWQ Large-Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$683	$190	$139	$89	$683	$190	$139	$89
3 Years	$911	$588	$434	$278	$911	$588	$434	$278
5 Years	$1,156	$1,011	$750	$482	$1,156	$1,011	$750	$482
10 Years	$1,860	$2,190	$1,646	$1,073	$1,860	$2,190	$1,646	$1,073

5.	The section “Fund Summaries—Nuveen NWQ Small-Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.27%	0.27%	0.27%	0.11%	0.27%
Total Annual Fund Operating Expenses	1.32%	2.07%	1.57%	0.91%	1.07%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees have been restated to reflect current contractual fees.

6.	The section “Fund Summaries—Nuveen NWQ Small-Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$702	$210	$160	$93	$109	$702	$210	$160	$93	$109
3 Years	$969	$649	$496	$290	$340	$969	$649	$496	$290	$340
5 Years	$1,257	$1,114	$855	$504	$590	$1,257	$1,114	$855	$504	$590
10 Years	$2,074	$2,400	$1,867	$1,120	$1,306	$2,074	$2,400	$1,867	$1,120	$1,306

7.	The second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Nuveen NWQ Multi-Cap Value Fund	Nuveen NWQ Large-Cap Value Fund	Nuveen NWQ Small-Cap Value Fund	Nuveen Tradewinds Value Opportunities Fund
For the first $125 million	0.5500%	0.5000%	0.6500%	0.5500%
For the next $125 million	0.5375%	0.4875%	0.6375%	0.5375%
For the next $250 million	0.5250%	0.4750%	0.6250%	0.5250%
For the next $500 million	0.5125%	0.4625%	0.6125%	0.5125%
For the next $1 billion	0.5000%	0.4500%	0.6000%	0.5000%
For net assets over $2 billion	0.4750%	0.4250%	0.5750%	0.4750%

8.	The fifth paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through October 31, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of shares for Nuveen NWQ Multi-Cap Value Fund. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

MGN-NWQ3P-0616P

NUVEEN CORE DIVIDEND FUND

NUVEEN GROWTH FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED DECEMBER 31, 2015

1.	The section “Fund Summaries—Nuveen Core Dividend Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[3]	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.34%	2.09%	1.09%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	1.77%	0.77%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Core Dividend Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond December 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$673	$180	$79	$673	$180	$79
3 Years	$930	$608	$298	$930	$608	$298
5 Years	$1,223	$1,079	$554	$1,223	$1,079	$554
10 Years	$2,055	$2,382	$1,285	$2,055	$2,382	$1,285

3.	The section “Fund Summaries—Nuveen Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.34%	0.35%	0.34%	0.35%
Total Annual Fund Operating Expenses	1.25%	2.01%	1.50%	1.01%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.23)%	(0.24)%	(0.23)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	1.77%	1.27%	0.77%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% (1.40% after December 31, 2017) of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$673	$180	$129	$79	$673	$180	$129	$79
3 Years	$916	$595	$440	$285	$916	$595	$440	$285
5 Years	$1,190	$1,049	$785	$522	$1,190	$1,049	$785	$522
10 Years	$1,970	$2,308	$1,761	$1,203	$1,970	$2,308	$1,761	$1,203

5.	The second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

The annual Fund-level fee, payable monthly, is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Nuveen Core Dividend Fund	Nuveen Equity Long/Short Fund	Nuveen Equity Market Neutral Fund	Nuveen Growth Fund	Nuveen Large Cap Core Plus Fund
For the first $125 million	0.5000%	1.1000%	1.1000%	0.5000%	1.0000%
For the next $125 million	0.4875%	1.0875%	1.0875%	0.4875%	0.9875%
For the next $250 million	0.4750%	1.0750%	1.0750%	0.4750%	0.9750%
For the next $500 million	0.4625%	1.0625%	1.0625%	0.4625%	0.9625%
For the next $1 billion	0.4500%	1.0500%	1.0500%	0.4500%	0.9500%
For net assets over $2 billion	0.4250%	1.0250%	1.0250%	0.4250%	0.9250%

6.	The fifth paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% of the average daily net assets of any class of shares for Nuveen Core Dividend Fund. This expense limitation may be terminated or modified prior to December 31, 2017 only with the approval of the Board of Trustees of the Fund.

7.	The eighth paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” is deleted in its entirety and replaced with the following:

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% (1.40% after December 31, 2017) of the average daily net assets of any class of shares for Nuveen Growth Fund. The expense limitation that expires December 31, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

MGN-CDGP-0616P